Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Summary of intangible assets, net

The following is a summary of intangible assets, net (in thousands):

	As of December 31, 2023
	Gross	Accumulated	Net
	carrying value	amortization	carrying value
	RMB	RMB	RMB
Software	6,378	(1,789)	4,589
License	54,904	(54,904)	—
Content	51,600	(19,558)	32,042
Brand name	91,000	(12,242)	78,758
Technology	10,200	(3,218)	6,982
Others	299	(25)	274
Total	214,381	(91,736)	122,645

	As of December 31, 2024
	Gross	Accumulated	Net
	carrying value	amortization	carrying value
	RMB	RMB	RMB
Software	6,516	(2,429)	4,087
License	54,905	(54,905)	—
Content	38,300	(25,223)	13,077
Brand name	48,000	(13,817)	34,183
Technology	7,500	(4,313)	3,187
Others	9	(9)	—
Total	155,230	(100,696)	54,534

Summary of estimated amortization expense for intangible assets subject to amortization

As of December 31, 2024, estimated amortization expense for intangible assets subject to amortization is as follows (in thousands):

RMB
2025	14,612
2026	11,182
2027	6,825
2028	5,394
2029	5,146
Thereafter	11,375
Total	54,534